PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Diversified REITs 3.5%
Essential Properties Realty Trust, Inc.	140,546	$4,396,279
Health Care REITs 15.5%
American Healthcare REIT, Inc.	155,744	4,426,245
CareTrust REIT, Inc.	69,742	1,886,521
National Health Investors, Inc.	31,007	2,148,785
Welltower, Inc.	87,463	11,022,962
		19,484,513
Hotel & Resort REITs 2.3%
Host Hotels & Resorts, Inc.	167,522	2,934,985
Industrial REITs 12.4%
Americold Realty Trust, Inc.	85,853	1,837,254
First Industrial Realty Trust, Inc.	25,565	1,281,574
LXP Industrial Trust	4,724	38,359
Prologis, Inc.	99,205	10,485,969
STAG Industrial, Inc.	59,781	2,021,793
		15,664,949
Office REITs 4.8%
Alexandria Real Estate Equities, Inc.	5,228	509,991
Kilroy Realty Corp.	59,263	2,397,188
Piedmont Office Realty Trust, Inc. (Class A Stock)	149,424	1,367,230
SL Green Realty Corp.	26,878	1,825,554
		6,099,963
Residential REITs 12.6%
American Homes 4 Rent (Class A Stock)	27,354	1,023,587
Essex Property Trust, Inc.	13,084	3,734,697
Mid-America Apartment Communities, Inc.	16,076	2,484,867
Sun Communities, Inc.	14,292	1,757,487
UDR, Inc.	97,974	4,253,051
Veris Residential, Inc.	158,460	2,635,190
		15,888,879
Retail REITs 18.9%
Agree Realty Corp.	44,210	3,114,595
Brixmor Property Group, Inc.	134,361	3,740,610

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Macerich Co. (The)	116,544	$2,321,556
NNN REIT, Inc.	29,071	1,187,550
Realty Income Corp.	12,193	651,228
Regency Centers Corp.	72,662	5,371,902
Simon Property Group, Inc.	42,742	7,360,600
		23,748,041
Specialized REITs 29.1%
CubeSmart	25,455	1,090,747
Digital Realty Trust, Inc.	40,536	7,188,249
Equinix, Inc.	12,626	11,904,929
Extra Space Storage, Inc.	43,877	6,563,999
Iron Mountain, Inc.	47,692	5,012,906
Public Storage	9,141	2,737,181
VICI Properties, Inc.	75,377	2,201,762
		36,699,773

Total Long-Term Investments (cost $105,181,941)		124,917,382

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.604%) (cost $874,660)(wb)	874,660	874,660

TOTAL INVESTMENTS 99.8% (cost $106,056,601)		125,792,042
Other assets in excess of liabilities 0.2%		249,076

Net Assets 100.0%		$126,041,118

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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